Supplement Dated October 6, 2008 to the

Annual Product Information Notice Dated May 1, 2008

for the following policies:

Hartford Life Insurance Company Separate Account Five:

333-36203                                                                                                                                            Director Life (Series II)

033-83654                                                                                                                                            Director Life (Series I)

Hartford Life and Annuity Insurance Company Separate Account Five:

333-36349                                                                                                                                            Director Life (Series II)

033-83650                                                                                                                                            Director Life (Series I)

Supplement Dated October 6, 2008 to the

Annual Product Information Notice Dated July 23, 2008

for the following policy:

Hartford Life Insurance Company Separate Account One:

002-98140                                                                                                                                            The Hartford’s Builder

Supplement to your Annual Product Information Notice

Hartford Money Market HLS Fund:

Effective January 1, 2009, the following changes are made to your prospectus:

Under the table entitled, “Investment Management Fees and Other Expenses,” the expense information for the Hartford Money Market HLS Fund is deleted and replaced with the following:

Underlying Fund:	Management Fee	Distribution and/or Service(12b-1) Fees *	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Hartford Money Market HLS Fund - Class IA	0.400%	N/A	0.030%	N/A	0.430%	N/A	0.430%

This supplement should be retained with the prospectus for future reference.

HV-7858